UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151
-------------------------------------------------------------------------------

Bancroft Fund Ltd.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Bancroft Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. — Schedule of Investments — unaudited
January 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes — 69.3%

Airlines — 1.5%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$750,000	$1,862,812

Automobiles — 0.3%
Tesla Motors, Inc., 1.25%, Due 3/1/21, (BBB)	500,000	431,562

Biotechnology — 9.5%
Array BioPharma Inc., 3.00%, Due 6/1/20, (BB)	500,000	616,875
Cepheid, 1.25%, Due 2/1/21, (A)	800,000	879,500
Emergent BioSolutions Inc., 2.875%, Due 1/15/21, (A)	800,000	920,500
Exelixis, Inc., 4.25%, Due 8/15/19, (B)	1,000,000	598,125
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	800,000	3,684,004
Incyte Corp., 1.25%, Due 11/15/20, (BBB)	1,000,000	1,637,500
Isis Pharmaceuticals, Inc., 1.00%, Due 11/15/21, (BBB) (1)	750,000	910,781
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	250,000	407,656
OPKO Health Inc., 3.00%, Due 2/1/33, (A)	400,000	698,750
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (AA)	250,000	1,238,594
		11,592,285

Capital Markets — 1.8%
BlackRock Kelso Capital Corp., 5.50%, Due 2/15/18, (BBB)	1,500,000	1,529,062
FXCM Inc., 2.25%, Due 6/15/18, (CC)	1,000,000	741,250
		2,270,312

Communications Equipment — 2.7%
Brocade Communications Systems, Inc., 1.375%, Due 1/1/20, (BB) (1)	500,000	513,438
Infinera Corp., 1.75%, Due 6/1/18, (BBB)	1,000,000	1,411,250
InterDigital, Inc., 2.50%, Due 3/15/16, (A)	1,250,000	1,351,562
		3,276,250

Consumer Finance — 1.4%
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (A)	1,250,000	1,265,625
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/20, (NR)	500,000	516,562
		1,782,187

Diversified Consumer Services — 0.9%
Carriage Services, Inc., 2.75%, Due 3/15/21, (BBB)	1,000,000	1,125,005

Diversified Telecommunications Services — 0.8%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	951,250

Electrical Equipment — 0.8%
SolarCity Corp., 2.75%, Due 11/1/18, (BB)	500,000	510,312
SolarCity Corp., 1.625%, Due 11/1/19, (BB) (1)	500,000	435,625
		945,937

Electronic Equipment & Instruments — 1.2%
InvenSense, Inc., 1.75%, Due 11/1/18, (BB)	1,500,000	1,436,250

Energy Equipment & Services — 0.7%
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB)	1,000,000	831,300

Health Care Equipment & Supplies — 0.5%
Quidel Corp., 3.25%, Due 12/15/20, (A)	250,000	254,062
The Spectranetics Corp., 2.625%, Due 6/1/34, (BBB)	250,000	311,562
		565,624

Health Care Providers & Services — 1.4%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (A)	1,250,000	1,676,562

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc., 1.25%, Due 7/1/20, (BBB)	750,000	728,438

Bancroft Fund Ltd. — Schedule of Investments — continued
January 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes — continued

Hotels, Restaurants & Leisure — 0.4%
MGM Resorts International, 4.25%, Due 4/15/15, (B)	$500,000	$548,750

Household Durables — 1.7%
Jarden Corp., 1.875%, Due 9/15/18, (BB)	750,000	1,184,531
Jarden Corp., 1.125%, Due 3/15/34, (BB)	750,000	862,031
		2,046,562

Insurance — 0.8%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (A)	500,000	976,562

Internet & Catalog Retail — 1.5%
The Priceline Group Inc., 1.00%, Due 3/15/18, (BBB)	1,500,000	1,878,750

Internet Software & Services — 5.1%
Blucora, Inc., 4.25%, Due 4/1/19, (BBB) (1)	1,500,000	1,407,188
Equinix Inc., 4.75%, Due 6/15/16, (B)	750,000	2,022,656
Monster Worldwide, Inc., 3.50%, Due 10/15/19, (BBB) (1)	625,000	635,156
Twitter, Inc., 1.00%, Due 9/15/21, (BBB) (1)	500,000	448,125
Web.com Group, Inc., 1.00%, Due 8/15/18, (BB)	1,375,000	1,203,984
Yahoo! Inc., Due 12/1/18, (BB)	500,000	543,125
		6,260,234

IT Services — 1.2%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A)	1,250,000	1,481,250

Life Sciences Tools & Services — 0.9%
Illumina, Inc., 0.25%, Due 3/15/16, (A)	500,000	1,168,440

Machinery — 0.6%
Chart Industries, Inc., 2.00%, Due 8/1/18, (BB)	750,000	702,656

Media — 0.8%
Liberty Media Corp., 1.375%, Due 10/15/23, (A)	1,000,000	974,375

Metals & Mining — 1.2%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BB)	400,000	348,000
Royal Gold, Inc., 2.875%, Due 6/15/19, (A)	600,000	649,875
RTI International Metals, Inc., 1.625%, Due 10/15/19, (BBB)	500,000	464,062
		1,461,937

Oil, Gas & Consumable Fuels — 1.0%
Clean Energy Fuels Corp., 5.25%, Due 10/1/18, (BB)	500,000	346,562
Goodrich Petroleum Corp., 5.00%, Due 10/1/32, (CCC)	518,000	191,660
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	750,000	732,656
		1,270,878

Personal Products — 0.4%
IGI Laboratories, Inc., 3.75%, Due 12/15/19, (A) (1)	500,000	551,250

Pharmaceuticals — 2.7%
Depomed, Inc., 2.50%, Due 9/1/21, (BB)	300,000	349,875
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	1,992,812
Salix Pharmaceuticals, Ltd., 1.50%, Due 3/15/19, (B)	300,000	631,875
The Medicines Co., 2.50%, Due 1/15/22, (BBB) (1)	250,000	272,188
		3,246,750

Bancroft Fund Ltd. — Schedule of Investments — continued
January 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes — continued

Real Estate Investment Trusts — 3.4%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (BBB)	$1,000,000	$931,875
Colony Financial, Inc., 5.00%, Due 4/15/23, (AA)	1,250,000	1,374,219
IAS Operating Partnership LP, 5.00%, Due 3/15/18, (NR)
(exchangeable for Invesco Mortgage Capital Inc. common stock)	1,000,000	951,250
RAIT Financial Trust, 4.00%, Due 10/1/33, (BBB)	500,000	422,188
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21, (AA)	500,000	512,815
		4,192,347

Real Estate Management & Development — 0.9%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (B)	1,000,000	1,128,125

Semiconductors & Semiconductor Equipment — 8.5%
GT Advanced Technologies Inc., 3.00%, Due 12/15/20, (NR) (2)	750,000	300,000
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19, (BB)	500,000	414,062
Micron Technology, Inc., 3.00%, Due 11/15/43, (BB)	2,250,000	2,626,875
NVIDIA Corp., 1.00%, Due 12/1/18, (BB)	1,250,000	1,414,062
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,048,750
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (BBB)	500,000	518,125
Spansion LLC, 2.00%, Due 9/1/20, (B)	400,000	1,025,000
SunEdison, Inc., 2.375%, Due 4/15/22, (BB) (1)	1,000,000	1,005,000
SunPower Corp., 0.875%, Due 6/1/21, (BB)	1,500,000	1,318,125
Xilinx, Inc., 2.625%, Due 6/15/17, (A)	500,000	695,938
		10,365,937

Software — 11.2%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	1,000,000	1,062,500
EnerNOC, Inc., 2.25%, Due 8/15/19, (BBB) (1)	1,000,000	868,125
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	1,500,000	1,823,438
MercadoLibre, Inc., 2.25%, Due 7/1/19, (A)	500,000	588,438
NQ Mobile Inc., 4.00%, Due 10/15/18, (BB)	500,000	325,000
Nuance Communications, Inc., 2.75%, Due 11/1/31, (B)	1,500,000	1,487,812
Proofpoint, Inc., 1.25%, Due 12/15/18, (BBB)	1,000,000	1,401,250
PROS Holdings, Inc., 2.00%, Due 12/1/19, (A) (1)	1,000,000	991,875
Red Hat, Inc., 0.25%, Due 10/1/19, (BBB) (1)	725,000	824,234
Synchronoss Technologies, Inc., 0.75%, Due 8/15/19, (A)	750,000	797,812
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (A)	500,000	805,312
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	942,500
TiVo Inc., 2.00%, Due 10/1/21, (A) (1)	500,000	460,625
Verint Systems Inc., 1.50%, Due 6/1/21, (B)	1,250,000	1,336,719
		13,715,640

Technology, Hardware & Storage — 0.8%
SanDisk Corp., 0.50%, Due 10/15/20, (BB)	500,000	535,312
Violin Memory, Inc., 4.25%, Due 10/1/19, (BB) (1)	500,000	466,875
		1,002,187

Textiles, Apparel & Luxury Goods — 1.3%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	750,000	885,000
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A)	560,000	662,900
		1,547,900

Trading Companies & Distributors — 0.8%
Kaman Corp., 3.25%, Due 11/15/17, (A)	750,000	920,625

Total Convertible Bonds and Notes		84,916,929

Bancroft Fund Ltd. — Schedule of Investments — continued
January 31, 2015

		Value
	Shares	(Note 1)
Convertible Preferred Stock — 11.8%

Commercial Banks — 3.4%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	$1,693,750
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,486,000
		4,179,750

Diversified Financial Services — 1.7%
Bank of America Corp., 7.25%, (BB)	1,800	2,122,200

Food Products — 1.6%
Bunge Ltd., 4.875%, (BB)	7,500	831,000
Post Holdings, Inc., 3.75%, (B) (1)	10,000	1,068,400
		1,899,400

Machinery — 0.9%
Stanley Black & Decker, Inc., 6.25%, (BBB)	10,000	1,140,000

Oil, Gas & Consumable Fuels — 1.4%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,565,500
Halcon Resources Corp., 5.75%, (CCC)	500	115,000
		1,680,500

Real Estate Investment Trusts — 1.2%
Health Care REIT, Inc., 6.50%, (BB)	20,000	1,423,000

Specialty Retail — 0.6%
Amerivon Holdings LLC, 4.00%, (NR) (1,3,4)	666,024	763,605
Amerivon Holdings LLC, common equity units, (NR) (1,3,4)	272,728	16,364
		779,969

Thrift & Mortgage Finance — 1.0%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,205,760

Total Convertible Preferred Stock		14,430,579

Mandatory Convertible Securities — 15.5% (5)

Aerospace & Defense — 1.0%
United Technologies Corp., 7.50%, Due 8/1/15, (BBB)	20,000	1,198,800

Automobiles — 0.5%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/16, (B)	5,000	586,600

Biotechnology — 1.3%
AmSurg Corp., 5.25%, Due 7/1/17, (B)	14,000	1,604,750

Electric Utilities — 1.9%
NextEra Energy, Inc., 5.799%, Due 9/1/16, (BBB)	40,000	2,328,000

Food Products — 1.2%
Post Holdings, Inc., 5.25%, Due 6/1/17, (B)	2,500	242,951
Tyson Foods, Inc., 4.75%, Due 7/15/17, (BBB)	25,000	1,209,250
		1,452,201

Health Care Providers & Services — 0.8%
Kindred Healthcare, Inc., 7.50%, Due 11/19/17, (B)	1,000	973,750

Insurance — 0.9%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16, (NR)	22,500	1,051,425

Bancroft Fund Ltd. — Schedule of Investments — continued
January 31, 2015

		Value
	Shares	(Note 1)
Mandatory Convertible Securities — continued

Multi-Utilities — 1.2%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	$753,125
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	757,250
		1,510,375

Real Estate Investment Trusts — 4.9%
American Tower Corp., 5.25%, Due 5/15/17, (BBB)	19,000	2,085,250
Crown Castle International Corp., 4.50%, Due 11/1/16, (B)	20,000	2,176,400
Weyerhaeuser Co., 6.375%, Due 7/1/16, (BBB)	30,000	1,755,300
		6,016,950

Road & Rail — 0.9%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,084,000

Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc., 5.50%, Due 12/15/17, (NR)	20,000	1,140,600

Total Mandatory Convertible Securities (5)		18,947,451

Common Stock — 0.5%
Insurance — 0.5%
MetLife, Inc.	12,680	589,620

Total Convertible Bonds and Notes — 69.3%		$84,916,929
Total Convertible Preferred Stock — 11.8%		14,430,579
Total Mandatory Convertible Securities — 15.5%		18,947,451
Total Common Stock — 0.5%		589,620
Total Investments — 97.1%		118,884,579

Other Assets, Net of Liabilities — 2.9%		3,528,945
Total Net Assets — 100.0%		$122,413,524

Bancroft Fund Ltd. — Schedule of Investments — continued
January 31, 2015

(1) Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2015 was $11,638,854 which represented 9.5% of the Fund’s net assets.

(2) On October 6, 2014, GT Advanced Technologies Inc. filed for bankruptcy and went into default.

(3) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $779,969 at January 31, 2015, which represented 0.6% of the Fund's net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of January 31, 2015, the Fund was invested in the following restricted securities:

				Price per		% Net
Security	Acquisition Date	Shares	Cost	Share	Value	Assets
Amerivon Holdings LLC
series A 4.00% cv. pfd.	April 1, 2010	666,024	$1,500,000	$1.187	$763,605	0.62%

Amerivon Holdings LLC
common equity units	April 1, 2010	272,728	0	0.060	16,364	0.01%

(5) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Portfolio Ratings:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, but is rated by at least one other rating agency, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *
AAA	0%
AA	3%
A	22%
BBB	32%
BB	22%
B	15%
CCC & below	1%
Not Rated	5%

* Excludes common stocks and cash.

See accompanying notes.

Bancroft Fund Ltd. — Selected Notes to Financial Statements — unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of January 31, 2015:

	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stock:
Consumer Discretionary	$589,620	$	---	$	---	$589,620

Convertible Bonds and Notes:
Consumer Discretionary	---		8,552,904		---	8,552,904
Consumer Staples	---		551,250		---	551,250
Energy	---		2,102,178		---	2,102,178
Financials	---		10,349,533		---	10,349,533
Health Care	---		18,978,099		---	18,978,099
Industrials	---		4,432,030		---	4,432,030
Information Technology	---		37,537,748		---	37,537,748
Materials	---		1,461,937		---	1,461,937
Telecommunication Services	---		951,250		---	951,250
Total Convertible Bonds and Notes	---		84,916,929		---	84,916,929

Convertible Preferred Stock:
Consumer Discretionary	---		---		779,969	779,969
Consumer Staples	---		1,899,400		---	1,899,400
Energy	---		1,680,500		---	1,680,500
Financials	---		8,930,710		---	8,930,710
Industrials	---		1,140,000		---	1,140,000
Total Convertible Preferred Stock	---		13,650,610		779,969	14,430,579

Mandatory Convertible Securities:
Consumer Discretionary	---		586,600		---	586,600
Consumer Staples	---		1,452,201		---	1,452,201
Financials	---		7,068,375		---	7,068,375
Health Care	---		2,578,500		---	2,578,500
Industrials	---		2,282,800		---	2,282,800
Telecommunication Services	---		1,140,600		---	1,140,600
Utilities	---		3,838,375		---	3,838,375
Total Mandatory Convertible Securities	---		18,947,451		---	18,947,451

Total Investments	$589,620		$117,514,990		$779,969	$118,884,579

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at January 31, 2015, the end of the reporting period. The Fund recognized no transfers to or from Level 1 and Level 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Investments
Description	in Securities
Beginning balance as of October 31, 2014	$779,969
Proceeds from sales	---
Gain/loss	---
Change in unrealized appreciation (depreciation)	---
Net transfers in/out of Level 3	---
Balance as of January 31, 2015	$779,969

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2015:

Impact to
Valuation from
	Fair Value	Valuation	Unobservable	an Increase in
	January 31, 2015	Methodologies	Input (1)	Input (2)
Amerivon Holdings LLC	$779,969	Market	Liquidity	Increase
series A cv. pfd. and		Comparables/	Discount
common equity units		Sum of the
Parts
Valuation/
Dividend
Analysis

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At January 31, 2015, the cost basis of investments for federal income tax purposes, as well as unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation	$17,258,435
Unrealized depreciation	(5,878,273)
Net unrealized appreciation	11,380,162

Cost for federal income tax purposes	$107,504,417

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 26, 2015 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	: /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: March 30, 2015

By	: /s/Gary I. Levine
Gary I. Levine
Chief Financial Officer
(Principal Financial Officer)

Date: March 30, 2015